Going Concern	9 Months Ended
Sep. 30, 2013
Going Concern [Abstract]
Going Concern
3.	Going Concern

In January and April 2013, the Company received notifications from FBB that the Company is in default under its loan agreements as a result of the breach of certain covenants and the failure to pay principal and interest due under the loan agreements. Effective May 13, 2013, the bank’s deposits and loans other than the loans in definite delay and the bank’s network of nineteen branches were transferred to the National Bank of Greece (“NBG”). The license of FBB was revoked and the bank was placed under special liquidation. The Company’s loan facility and deposits have been transferred to NBG. In October 2013, the Company received notification from NBG that the Company has not paid the aggregate amount of $8,311 constituting repayment installments due in September 2013 and accrued interest due in June 2013. The Company is seeking and will continue to seek restructured loan terms from NBG.

Also the Company did not pay the monthly repayments of $20 for each of Facility A and Facility B with Deutsche Bank along with accrued interest due in January, February, March and April 2013. In May 2013, the Company did not pay the monthly repayments of $11.5 for each of Facility A and Facility B with Deutsche Bank, totaling $23 along with accrued interest due. As well, the Company did not pay the interest due in June, 2013 (for more information and developments on the Deutsche Bank loan facilities see Note 9 “Long-Term Debt” and Note 15 “Subsequent Events”).

On January 31, 2013 the Company did not pay the interest due of $124 and the interest rate swap amounts of $52 and $28 due on March 5, 2013 and April 2, 2013, respectively, with the Credit Suisse facility. On April 26, 2013, the Company paid the interest of $124 due on January 31, 2013. On April 30 and July 31, 2013 the Company did not pay the interest due of $117 and $119, respectively. Also, the Company did not pay the interest rate swap amounts of $48, $25, $43 and $22 due on June 5, 2013, July 2, 2013, September 5, 2013 and October 2, 2013, respectively, with the Credit Suisse facility. In addition, on October 31, 2013, the Company did not pay the interest due of $118 with the Credit Suisse facility. The Company received reservation of right letters on August 9, 2013, October 4, 2013 and November 1, 2013 stating that Credit Suisse may take any actions and may exercise all of their rights and remedies referred in the security documents. The Company is in discussions with Credit Suisse to arrange a settlement of the outstanding payments.

If the Company is not able to reach an agreement with NBG to restructure its loan terms and with Credit Suisse to settle its outstanding payments, or if the Company is unable to comply with its restructured loan terms, this could lead to the acceleration of the outstanding debt under its debt agreements. The Company’s failure to satisfy its covenants under its debt agreements, and any consequent acceleration and cross acceleration of its outstanding indebtedness would have a material adverse effect on the Company’s business operations, financial condition and liquidity.

Generally accepted accounting principles require that long-term debt be classified as a current liability when a covenant violation gives the lender the right to call the debt at the balance sheet date, absent a waiver. As a result of the actual breaches existing under the Company’s credit facilities with NBG and Credit Suisse (Note 9) acceleration of such debt by its lenders could result. Accordingly, as of September 30, 2013, the Company is required to reclassify its long term debt and derivative financial instrument liability (interest rate swaps) as current liabilities on its consolidated balance sheet since the Company has not received waivers in respect to the breaches discussed above. As a result, the Company has a working capital deficit amounting to $73,403.

Management is currently seeking and will continue to seek to restructure the Company’s indebtedness and obtain waivers on covenant violations. Based on the Company’s cash flow projections for the remainder of 2013, cash on hand and cash provided by operating activities will not be sufficient to cover scheduled debt service as of September 30, 2013, operating expenses and capital expenditure requirements for at least twelve months from the balance sheet date. All of the above raises doubt regarding the Company’s ability to continue as a going concern.

The Company is currently exploring several alternatives aiming to manage its working capital requirements and other commitments, including completion of the negotiations for the restructuring of its loan with NBG, offerings of securities through structured financing agreements (Note 15), disposition of certain vessels in its current fleet and additional reductions in operating and other costs.

The unaudited interim condensed consolidated financial statements as of September 30, 2013, were prepared assuming that the Company would continue as a going concern due to its significant losses and working capital deficit. Accordingly, the financial statements did not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern, except for the current classification of debt and derivative financial instrument liability.